Cover	Aug. 31, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	PAYCOR HCM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40640
Entity Tax Identification Number	83-1813909
Entity Address, Address Line One	4811 Montgomery Road
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45212
City Area Code	800
Local Phone Number	381-0053
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PYCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001839439